UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 93.8%
Consumer Discretionary 4.4%
Diversified Consumer Services 0.1%
Nobel Learning Communities, Inc.	204,200	2,091,008
Hotels Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	443,400	6,979,116
Penn National Gaming, Inc.*	286,600	9,492,192
Shuffle Master, Inc.*	268,100	7,461,223

		23,932,531
Household Durables 0.2%
Helen of Troy Ltd.*	176,900	3,001,993
Media 0.4%
Lakes Entertainment, Inc.*	517,800	5,033,016
Specialty Retail 0.7%
Payless ShoeSource, Inc.*	361,000	8,469,060
Shoe Carnival, Inc.*	66,300	1,515,618

		9,984,678
Textiles, Apparel & Luxury Goods 1.3%
Phillips-Van Heusen Corp.	264,764	10,230,481
Wolverine World Wide, Inc.	308,450	7,782,193

		18,012,674
Consumer Staples 2.4%
Food & Staples Retailing 0.3%
Nash Finch Co.	161,400	3,687,990
Food Products 1.6%
Chiquita Brands International, Inc.	500,300	8,460,073
Ralcorp Holdings, Inc.*	281,100	13,906,017

		22,366,090
Household Products 0.3%
Church & Dwight Co., Inc.	109,900	4,231,150
Tobacco 0.2%
Vector Group Ltd.	184,910	3,193,396
Energy 9.5%
Energy Equipment & Services 3.8%
Atwood Oceanics, Inc.*	343,600	14,774,800
Global Industries, Ltd.*	181,300	3,248,896
Infinity Energy Resources, Inc.*	259,600	1,095,512
Matrix Service Co.*	263,800	3,479,522
Oil States International, Inc.*	208,000	6,647,680
RPC, Inc.	146,000	2,984,240
Superior Energy Services, Inc.*	282,800	9,029,804
Willbros Group, Inc.*	707,900	12,628,936

		53,889,390
Oil, Gas & Consumable Fuels 5.7%
Carrizo Oil & Gas, Inc.*	128,600	3,582,796
Delta Petroleum Corp.*	206,900	4,324,210
Energy Metals Corp.*	980,000	5,160,228
Foundation Coal Holdings, Inc.	121,800	4,375,056

Holly Corp.	62,600	2,868,332
International Coal Group, Inc.*	569,200	3,551,808
McMoRan Exploration Co.*	314,200	5,844,120
NGP Capital Resources Co.	94,749	1,341,646
Parallel Petroleum Corp.*	335,100	8,035,698
Petrohawk Energy Corp.*	854,600	9,528,790
Pinnacle Gas Resources, Inc. 144A*	459,000	5,049,000
Quest Resource Corp.*	369,600	4,357,584
Quicksilver Resources, Inc.*	94,200	3,543,804
Range Resources Corp.	117,500	3,287,650
Rosetta Resources, Inc. 144A*	128,300	2,374,833
Teton Energy Corp.*	361,900	1,983,212
Uranium Resources, Inc.*	2,784,275	12,250,810

		81,459,577
Financials 18.8%
Capital Markets 1.4%
Apollo Investment Corp.	578,200	11,546,654
Hercules Technology Growth Capital, Inc.	187,200	2,208,960
MCG Capital Corp.	217,100	3,482,284
Waddell & Reed Financial, Inc. “A”	127,700	2,965,194

		20,203,092
Commercial Banks 1.2%
AmericanWest Bancorp.	174,200	3,853,304
Centennial Bank Holdings, Inc.	600,000	5,976,000
Provident Bankshares Corp.	82,000	3,073,360
Sterling Financial Corp.	122,407	4,046,776

		16,949,440
Consumer Finance 0.1%
ASTA Funding, Inc.	55,900	1,847,495
Diversified Financial Services 0.2%
CMET Finance Holdings, Inc.*	10,800	200,232
Prospect Energy Corp.	120,496	1,897,812

		2,098,044
Insurance 5.8%
AmCOMP, Inc.*	186,300	1,805,247
Amerisafe, Inc.*	430,400	4,626,800
Arch Capital Group Ltd.*	227,200	13,541,120
CastlePoint Holdings Ltd. 144A*	821,900	9,040,900
Endurance Specialty Holdings Ltd.	279,500	9,019,465
Meadowbrook Insurance Group, Inc.*	125,100	1,293,534
Odyssey Re Holdings Corp.	373,800	11,363,520
Platinum Underwriters Holdings Ltd.	152,800	4,538,160
ProCentury Corp.	329,400	4,848,768
Selective Insurance Group, Inc.	186,900	9,722,538
Tower Group, Inc.	437,400	12,754,584

		82,554,636
Real Estate Investment Trusts 8.5%
Annaly Capital Management, Inc. (REIT)	285,200	3,567,852
Capital Lease Funding, Inc. (REIT)	593,000	6,777,990
CBRE Realty Finance, Inc. 144A	300,000	4,957,800
FBR Capital Markets Corp. 144A (REIT)*	204,400	3,220,322
Fieldstone Investment Corp. (REIT)	633,600	5,442,624
Jer Investors Trust, Inc. (REIT)	626,800	10,461,292
KKR Financial Corp. (REIT)	1,016,200	24,297,342
MFA Mortgage Investments, Inc. (REIT)	482,900	3,394,787
MortgageIT Holdings, Inc. (REIT)	829,900	12,016,952
Newcastle Investment Corp. (REIT)	540,159	14,832,766

NovaStar Financial, Inc. (REIT)	909,300	26,787,978
Vintage Wine Trust, Inc. (REIT) 144A	469,300	4,458,350

		120,216,055
Real Estate Management & Development 0.3%
Thomas Properties Group, Inc.	367,700	4,434,462
Thrifts & Mortgage Finance 1.3%
BankAtlantic Bancorp., Inc. “A”	431,800	6,075,426
Beverly Hills Bancorp., Inc.	110,500	907,205
NewAlliance Bancshares, Inc.	428,900	6,253,362
PFF Bancorp., Inc.	126,100	4,550,949

		17,786,942
Health Care 9.7%
Health Care Equipment & Supplies 2.1%
Adeza Biomedical Corp.*	233,400	3,960,798
Kinetic Concepts, Inc.*	364,600	11,521,360
The Cooper Companies, Inc.	282,200	14,104,356

		29,586,514
Health Care Providers & Services 5.4%
Allied Healthcare International, Inc.*	291,600	533,628
Centene Corp.*	303,200	4,684,440
Hanger Orthopedic Group, Inc.*	154,600	1,111,574
Healthspring, Inc.*	705,900	14,054,469
Kindred Healthcare, Inc.*	209,900	6,536,286
LifePoint Hospitals, Inc.*	407,639	13,880,108
Odyssey HealthCare, Inc.*	424,700	6,812,188
Option Care, Inc.	528,800	6,990,736
Pediatrix Medical Group, Inc.*	294,700	13,497,260
Sunrise Senior Living, Inc.*	278,700	8,224,437

		76,325,126
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.*	261,700	10,635,488
PerkinElmer, Inc.	374,600	6,903,878
Pharmanet Development Group, Inc.*	161,200	3,154,684

		20,694,050
Pharmaceuticals 0.8%
Par Pharmaceutical Companies, Inc.*	322,800	5,794,260
Perrigo Co.	312,900	5,050,206

		10,844,466
Industrials 24.5%
Aerospace & Defense 4.8%
Applied Signal Technology, Inc.	164,800	2,422,560
Argon ST, Inc.*	217,900	5,604,388
Aviall, Inc.*	198,800	9,494,688
BE Aerospace, Inc.*	320,500	7,647,130
CAE, Inc.	1,066,100	9,125,816
DRS Technologies, Inc.	283,800	11,740,806
EDO Corp.	263,900	6,156,787
Herley Industries, Inc.*	228,300	3,040,956
K&F Industries Holdings, Inc.*	487,200	9,149,616
Triumph Group, Inc.*	87,400	3,842,104

		68,224,851
Air Freight & Logistics 0.5%
ABX Air, Inc.*	1,207,000	6,698,850
Building Products 0.2%
NCI Building Systems, Inc.*	63,000	3,423,420

Commercial Services & Supplies 1.9%
American Ecology Corp.	314,700	6,114,621
Clean Harbors, Inc.*	116,900	4,885,251
Covanta Holding Corp.*	174,100	3,584,719
Hudson Highland Group, Inc.*	389,300	3,900,786
Pike Electric Corp.*	208,600	3,658,844
WCA Waste Corp.*	752,800	4,516,800

		26,661,021
Construction & Engineering 8.4%
Chicago Bridge & Iron Co., NV (New York Shares)	420,100	11,346,901
EMCOR Group, Inc.*	369,800	20,501,712
Foster Wheeler Ltd.*	572,600	24,890,922
Granite Construction, Inc.	215,200	11,545,480
Insituform Technologies, Inc. “A”*	455,200	10,446,840
Perini Corp.*	289,900	6,948,903
Shaw Group, Inc.*	321,900	8,099,004
Sterling Construction Co., Inc.*	224,600	4,435,850
URS Corp.*	172,500	6,994,875
Washington Group International, Inc.	245,900	14,559,739

		119,770,226
Electrical Equipment 3.4%
General Cable Corp.*	958,700	36,938,711
Genlyte Group, Inc.*	102,600	6,723,378
Thomas & Betts Corp.*	97,900	4,421,164

		48,083,253
Industrial Conglomerates 0.8%
Walter Industries, Inc.	211,800	11,657,472
Machinery 3.1%
ESCO Technologies, Inc.*	42,400	2,164,096
Harsco Corp.	126,900	10,096,164
Mueller Water Products, Inc. “A”*	319,200	5,426,400
Terex Corp.*	316,400	13,899,452
Valmont Industries, Inc.	105,200	5,487,232
Watts Water Technologies, Inc. “A”	218,800	6,784,988

		43,858,332
Road & Rail 0.7%
Genesee & Wyoming, Inc.*	404,200	10,060,538
Trading Companies & Distributors 0.7%
WESCO International, Inc.*	165,600	9,687,600
Information Technology 9.3%
Communications Equipment 2.5%
Black Box Corp.	277,900	10,710,266
CommScope, Inc.*	827,400	24,168,354

		34,878,620
Computers & Peripherals 1.1%
Avid Technology, Inc.*	288,100	11,475,023
Komag, Inc.*	133,400	4,797,064

		16,272,087
Electronic Equipment & Instruments 3.3%
Aeroflex, Inc.*	808,400	8,423,528
Anixter International, Inc.	313,400	17,077,166
Metrologic Instruments, Inc.*	217,200	3,505,608
Mettler-Toledo International, Inc.*	148,100	9,025,214
Scansource, Inc.*	214,300	6,651,872
Symbol Technologies, Inc.	232,200	2,788,722

		47,472,110

Internet Software & Services 0.5%
Corillian Corp.*	750,100	1,980,264
Openwave Systems, Inc.*	571,500	4,623,435

		6,603,699
IT Services 1.0%
CACI International, Inc. “A”*	95,500	5,067,230
Covansys Corp.*	529,600	9,087,936

		14,155,166
Semiconductors & Semiconductor Equipment 0.7%
Exar Corp.*	377,200	5,273,256
MKS Instruments, Inc.*	195,900	4,092,351

		9,365,607
Software 0.2%
Sonic Solutions*	212,500	3,189,625
Materials 8.7%
Chemicals 1.5%
Agrium, Inc.	449,700	10,424,046
Georgia Gulf Corp.	271,000	7,192,340
Pioneer Companies, Inc.*	136,100	3,315,396

		20,931,782
Construction Materials 0.5%
Headwaters, Inc.*	128,700	2,846,844
Texas Industries, Inc.	100,700	4,726,858

		7,573,702
Metals & Mining 6.7%
Aleris International, Inc.*	332,800	17,062,656
Century Aluminum Co.*	164,300	5,702,853
Goldcorp, Inc.	193,275	5,345,986
Metal Management, Inc.	159,700	4,085,126
Northern Orion Resources, Inc.*	1,360,800	6,382,152
Northwest Pipe Co.*	176,400	5,337,864
Oregon Steel Mills, Inc.*	258,000	12,427,860
Pan American Silver Corp.*	351,800	7,978,824
Quadra Mining Ltd.*	438,000	4,398,625
RTI International Metals, Inc.*	477,900	20,726,523
Stillwater Mining Co.*	179,900	1,696,457
Worthington Industries, Inc.	192,900	3,686,319

		94,831,245
Telecommunication Services 0.5%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.	216,600	2,986,914
DataPath, Inc. 144A*	338,300	3,721,300

		6,708,214
Utilities 6.0%
Electric Utilities 0.8%
Allegheny Energy, Inc.*	139,800	5,835,252
Sierra Pacific Resources*	350,500	5,169,875

		11,005,127
Gas Utilities 2.5%
ONEOK, Inc.	266,000	10,179,820
Southern Union Co.	906,615	25,058,839

		35,238,659
Independent Power Producers & Energy Traders 1.9%
Dynegy, Inc. “A”*	2,876,400	17,833,680

Mirant Corp.*	326,947	9,471,654

		27,305,334
Multi-Utilities 0.8%
CMS Energy Corp.*	179,800	2,632,272
TECO Energy, Inc.	277,800	4,380,906
WPS Resources Corp.	99,200	5,096,895

		12,110,073

Total Common Stocks (Cost $1,098,002,196)		1,330,190,428
Closed End Investment Company 0.6%
Tortoise Energy Infrastructure Corp. (Cost $6,862,242)	268,757	8,229,340
Cash Equivalents 5.5%
Cash Management QP Trust, 5.33% (a) (Cost $77,832,007)	77,832,007	77,832,007
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,182,696,445)	99.9	1,416,251,775
Other Assets and Liabilities, Net	0.1	1,878,234

Net Assets	100.0	1,418,130,009

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006